PROPERTY AND EQUIPMENT - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital commitments [line items]
Total commitments	$ 696	$ 437
Less than 1 year
Disclosure of capital commitments [line items]
Total commitments	677	433
Between 1 and 5 years
Disclosure of capital commitments [line items]
Total commitments	$ 19	$ 4